Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 18, 2018	Jan. 01, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 6,106	$ 3,513
Adjustment on adoption of IFRS 9				$ 0		$ (36)
Adjustment on adoption of IFRS 16				$ (75)		$ 0
Exchange adjustments	72	(68)
Charge (credit) for the year in the income statement	(1,284)	1,149	$ (554)
Charge for the year in other comprehensive income	233	734
Charge for the year in equity	37	17
Acquisitions, disposals and other additionsc	101	797
Net deferred tax liability, end of period	$ 5,190	$ 6,106	$ 3,513
Purchase of interest in Clair Field
Disclosure of detailed information about business combination [line items]
Percentage of interest in joint operation purchased					16.50%